Goodwill	12 Months Ended
Dec. 31, 2018
GOODWILL [Abstract]
Goodwill

10.  GOODWILL

	As of December 31,
	2017	2018
Beginning balance	$5,565	$5,908
Foreign currency translation adjustment	343	(283)
Ending balance	$5,908	$5,625

No impairment loss was recognized for the years ended December 31, 2016, 2017, and 2018. As of December 31, 2018, no accumulated goodwill impairment has been provided.